Legal, competition and regulatory matters (Narrative) (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions	1 Months Ended				3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2019 CHF (SFr) settlement	May 31, 2019 EUR (€) settlement	Mar. 31, 2019 GBP (£)	May 31, 2021 USD ($)	Jun. 30, 2021 GBP (£) lawsuits plaintiff settlement defendant	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 USD ($) defendant pensionFund	Dec. 31, 2018 USD ($)	Dec. 31, 2016 lawsuits	Dec. 31, 2015 USD ($)	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($) lawsuits	Dec. 31, 2008 USD ($) agreement	Dec. 31, 2007 lawsuits	Aug. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £							£ 99	£ 30
Government and agency securities civil actions and related matters | Barclays Capital Inc
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $									$ 87.0
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of plaintiffs | plaintiff							4,000
Number of lawsuits dismissed							3
Number of lawsuits with specified damages sought							6
Number of lawsuits subject to appeal							1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed							1
Number of lawsuits with specified damages sought							2
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £					£ 181
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £					128
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Asset-backed debt instruments held | $									$ 22.0
Number of defendants | defendant									6
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | NEW MEXICO
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pensionFund									2
US residential and commercial mortgage-related activity and litigation | Originated and sold to third parties by Acquired Subsidiary | RMBS repurchase requests
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed | settlement							1
Number of lawsuits with specified damages sought							2									4
Number of settlements | settlement							2
Civil Actions In Respect Of VRDO - Private Plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought							2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought							3
Number of lawsuits consolidated							2
Foreign Exchange investigations | Securities and Exchange Commission
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | SFr			SFr 27
Foreign Exchange investigations | Fines settlement
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €				€ 210
Number of settlements | settlement			2	2
USD LIBOR Cases in MDL Court
Disclosure of contingent liabilities [line items]
Number of settlements | settlement							2
Sterling LIBOR Case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought											2
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement, other provisions | £																	£ 37
Supranational, sovereign and agency bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed							1
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought							2
LIBOR local authority civil action
Disclosure of contingent liabilities [line items]
Number of defendants | defendant							1
Barclays Bank PLC | Government and agency securities civil actions and related matters
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $										$ 5.7
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $		$ 3.3													$ 298.0
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £					£ 53
Barclays Bank PLC | US residential and commercial mortgage-related activity and litigation | Originated and sold to third parties by Acquired Subsidiary | RMBS repurchase requests
Disclosure of contingent liabilities [line items]
Original unpaid principal balance at time of sale | $	$ 2,100.0
Barclays Bank PLC | Foreign Exchange investigations
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $												$ 2,380.0
Barclays Bank PLC | Consolidated FX Action | Barclays Capital Inc | Securities and Exchange Commission
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $												$ 384.0
Barclays Bank PLC | USD LIBOR Cases in MDL Court | Lawsuits with specified damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought														3
Loss contingency, damages sought, claimed amounts, value | $														$ 100.0
Barclays Bank PLC | USD LIBOR Cases in MDL Court | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	$ 7.5					$ 7.1
Barclays Bank PLC | USD LIBOR Cases in MDL Court | Debt securities class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $						$ 20.0
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement															2
Loss contingency, financial penalty warning | £													£ 50